Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Preferred stock, shares authorized	1,500,005	1,500,005
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	6,031,250	220,351
Common stock, shares outstanding	6,031,250	220,351
Common stock, shares issuable	1,621,653	19,597
Treasury stock, shares	0.001	0.001
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	500,000
Preferred stock, shares outstanding	0	500,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5	5
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1